Non-operating income (expenses), net (Tables)	12 Months Ended
Mar. 31, 2021
Other Income, Nonoperating [Abstract]
Schedule of Non-operating income (expenses), net

Non-operating income (expenses), net consist of the following:

	Year ended March 31,
	2019	2020	2021
Dividend income from marketable securities	$738	$1,049	$802
Interest income from bank deposits	184	218	235
Unrealized gain (loss) from marketable securities	891	(5,179)	2,010
Realized gain from sales of marketable securities	746	29	333
Rental income	1,455	1,564	2,026
Others	(130)	(41)	39
Non-operating income (expenses), net	$3,884	$(2,360)	$5,445